Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Schedule of loan balance
The convertible debt balance is comprised of the following:

Balance - December 31, 2022	$8,741,996
Accrued interest	1,162,773
Interest paid	(591,170)
Change in fair value	836,595
Foreign exchange	185,809

Balance - December 31, 2023	$10,336,003
Accrued interest	601,637
Interest paid	(360,040)
Change in fair value	(1,200,541)
Loan repayment	(9,074,813)
Foreign exchange	(302,246)

Balance – December 31, 2024	$—